Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Maximum allowed percentage of revenue	10.00%	10.00%	10.00%
Revenues	$ 505	$ 1,679	$ 1,796
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	25,579	16,557	26,221
Reportable assets	323,901	328,863	405,499
Uruguay [Member]
Statement [Line Items]
Revenues			1,179
Reportable assets	1,630	1,468	1,433
U.S.A [Member]
Statement [Line Items]
Revenues	14	28	34
Reportable assets	296	5,692	(17,121)
Other Countries [Member]
Statement [Line Items]
Reportable assets	$ 1,936	$ 7,110	$ (15,678)